Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	5,519,840
Proposed Maximum Offering Price per Unit | $ / shares	1.33
Maximum Aggregate Offering Price	$ 7,341,387.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,123.97
Offering Note	Represents the common shares, no par value per share (“common stock”), of SKYX Platforms Corp. (the “Company”) to be offered for resale by the selling securityholders named in this Registration Statement. Consists of (i) up to 5,500,000 shares of common stock that may be issued upon conversion of $6,000,000 aggregate principal amount, plus the amount of accrued and unpaid interest, if any, that may be payable in shares of common stock, of an outstanding subordinated secured convertible promissory note issued on September 2, 2025, which is convertible into shares of common stock at a conversion price of $1.20 per share; and (ii) up to 19,840 shares of common stock issued and issuable pursuant to a private placement.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers (i) such additional number of shares of common stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of common stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of common stock being registered pursuant to this Registration Statement.Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(c) and calculated based upon the average of the high and low prices of the Company’s common stock on The Nasdaq Stock Market LLC on September 22, 2025, which date is within five business days prior to the filing of this Registration Statement.